Intangible Assets and Goodwill (Future Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2016	$ 208
2016		$ 3,414
2017	831	3,304
2018	834	2,687
2019	834	2,339
2020	$ 834	$ 1,707